Summary of Warrant Activity (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor
Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor		Predecessor
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding, beginning balance		8,628,706
Weighted average exercise price, outstanding, beginning balance		$ 10.75
Number of warrants, Issued
Weighted average exercise price, issued
Number of warrants, outstanding, ending balance	8,628,706	8,628,706	8,628,706	8,628,706
Weighted average exercise price, outstanding, ending balance	$ 10.75	$ 10.75	$ 10.75	$ 10.75
Weighted average remaining life, outstanding		4 years 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance
Number of warrants, exercisable, ending balance	8,558,904	8,558,904		8,558,904
Weighted average exercise price, exercisable, ending balance	$ 10.79	$ 10.79		$ 10.79
Weighted average remaining life, exercisable		4 years 9 months 18 days
Aggregate intrinsic value, exercisable, ending balance
Warrant [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding, beginning balance		8,560,562	2,154,352	2,154,352
Weighted average exercise price, outstanding, beginning balance		$ 1.52	$ 1.98	$ 1.98
Number of warrants, Issued			6,406,210
Weighted average exercise price, issued			$ 1.37
Number of warrants, outstanding, ending balance			8,560,562		2,154,352
Weighted average exercise price, outstanding, ending balance			$ 1.52		$ 1.98
Weighted average remaining life, outstanding			1 year 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance			$ 59,681
Number of warrants, exercisable, ending balance			8,560,562
Weighted average exercise price, exercisable, ending balance			$ 1.55
Weighted average remaining life, exercisable			3 years 10 months 24 days
Aggregate intrinsic value, exercisable, ending balance			$ 34,203
Number of warrants, Exercised
Weighted average exercise price, exercised